Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable, net - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 15,743	$ 18,463
Less: Allowance for credit losses	(39)	(268)
Accounts receivable, net	$ 15,704	$ 18,195